Basis of preparation - Restatements impact statement of financial position (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Non-current assets [abstract]
Goodwill	€ 18,726	€ 18,599	[1]	€ 19,607		€ 17,491
Intangible assets	31,668	32,981	[1]	27,395		26,326
Property, plant & equipment	84,451	88,267	[1]	91,006
Right-of-use assets	9,054	10,996	[1]	10,586
Deferred tax assets	227	201	[1]	192
Investments in convertible loans	3,560	6,203	[1]	2,750
Investments in non-listed equity instruments	399	3,842	[1]	3,046
Other non-current assets	7,519	4,093	[1]	3,594
Total non-current assets	155,604	165,182	[1]	158,215
Current assets [abstract]
Inventories and contracts in progress	11,295	10,043	[1]	12,696
Trade receivables	41,541	30,871	[1]	40,977
Other current assets	8,940	8,290	[1]	8,616
Cash and cash equivalents	196,028	111,538	[1]	128,897	[1]	€ 115,506
Total current assets	257,804	160,742	[1]	191,186
Total assets	413,408	325,924	[1]	349,401
Equity [abstract]
Share capital	4,489	4,096	[1]	3,066
Share premium	233,872	141,274	[1]	138,090
Equity attributable to the owners of the parent	232,577	133,183	[1]	139,506
Total equity	232,578	133,183	[1]	142,782
Non-current liabilities [abstract]
Loans and borrowings	72,637	90,502	[1]	104,673
Lease liabilities	5,268	7,086	[1]	6,427
Deferred tax liabilities	4,371	4,983	[1]	5,747
Deferred income	4,952	5,327	[1]	5,031
Other non-current liabilities	2,167	398	[1]	696
Total non-current liabilities	89,395	108,295	[1]	122,574
Current liabilities [abstract]
Loans and borrowings	17,849	13,984	[1]	13,389
Lease liabilities	3,353	3,539	[1]	3,449
Trade payables	20,171	17,698	[1]	18,517
Tax payables	783	974	[1]	3,363
Deferred income	33,307	29,555	[1]	27,641
Other current liabilities	15,972	18,695	[1]	17,686
Total current liabilities	91,435	84,445	[1]	84,045
Total equity and liabilities	€ 413,408	325,924	[1]	€ 349,401
As previously reported [Member]
Non-current assets [abstract]
Goodwill		20,342
Intangible assets		32,981
Property, plant & equipment		88,267
Right-of-use assets		10,996
Deferred tax assets		201
Investments in convertible loans		6,203
Investments in non-listed equity instruments		3,842
Other non-current assets		4,093
Total non-current assets		166,925
Current assets [abstract]
Inventories and contracts in progress		10,043
Trade receivables		30,871
Other current assets		8,290
Cash and cash equivalents		111,538
Total current assets		160,742
Total assets		327,667
Equity [abstract]
Share capital		4,096
Share premium		141,274
Consolidated reserves		(7,395)
Other comprehensive income (loss)		(4,871)
Equity attributable to the owners of the parent		133,104
Total equity		133,104
Non-current liabilities [abstract]
Loans and borrowings		90,502
Lease liabilities		7,086
Deferred tax liabilities		6,805
Deferred income		5,327
Other non-current liabilities		398
Total non-current liabilities		110,118
Current liabilities [abstract]
Loans and borrowings		13,984
Lease liabilities		3,539
Trade payables		17,698
Tax payables		974
Deferred income		29,555
Other current liabilities		18,695
Total current liabilities		84,445
Total equity and liabilities		327,667
IFRS 3 Materialise Motion
Non-current assets [abstract]
Goodwill		(1,743)
Total non-current assets		(1,743)
Current assets [abstract]
Total assets		(1,743)
Equity [abstract]
Consolidated reserves		79
Equity attributable to the owners of the parent		79
Total equity		79
Non-current liabilities [abstract]
Deferred tax liabilities		1,822
Total non-current liabilities		(1,822)
Current liabilities [abstract]
Total equity and liabilities		(1,743)
As Adjusted [Member]
Non-current assets [abstract]
Goodwill		18,599
Intangible assets		32,981
Property, plant & equipment		88,267
Right-of-use assets		10,996
Deferred tax assets		201
Investments in convertible loans		6,203
Investments in non-listed equity instruments		3,842
Other non-current assets		4,093
Total non-current assets		165,182
Current assets [abstract]
Inventories and contracts in progress		10,043
Trade receivables		30,871
Other current assets		8,290
Cash and cash equivalents		111,538
Total current assets		160,742
Total assets		325,924
Equity [abstract]
Share capital		4,096
Share premium		141,274
Consolidated reserves		(7,316)
Other comprehensive income (loss)		(4,871)
Equity attributable to the owners of the parent		133,183
Total equity		133,183
Non-current liabilities [abstract]
Loans and borrowings		90,502
Lease liabilities		7,086
Deferred tax liabilities		4,983
Deferred income		5,327
Other non-current liabilities		398
Total non-current liabilities		108,296
Current liabilities [abstract]
Loans and borrowings		13,984
Lease liabilities		3,539
Trade payables		17,698
Tax payables		974
Deferred income		29,555
Other current liabilities		18,695
Total current liabilities		84,445
Total equity and liabilities		€ 325,924

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.